Shareholders' Equity - Share options (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating costs
Shareholders Equity
Compensation expenses	€ 6,216,000	€ 7,838,000
Research and development costs
Shareholders Equity
Compensation expenses	2,580,000	3,415,000
General and administrative costs
Shareholders Equity
Compensation expenses	€ 3,636,000	€ 4,423,000
IFRS Stock options [Member]
Shareholders Equity
Vesting period	4 years
Vesting period percentage	25.00%
Term options	10 years
Risk-free interest rate	0.51%	1.432%	2.43%
Expected volatility	79.00%	78.70%	80.20%
Expected life in years	5 years	5 years	5 years